Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Operating Leases Expenses

The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	As of December 31,	As of June 30,
	2024	2025
Operating lease right-of-use assets, net	$606	$359

Lease liabilities, current	$544	$258
Lease liabilities, non-current	21	32
Total operating lease liabilities	$565	$290

The components of lease expenses were as follows:

	For the six months ended June 30,
	2024	2025
Lease cost
Amortization of right-of-use assets	$392	430
Interest of operating lease liabilities	25	10
Total Lease cost	$417	$440

Other information related to leases where the Group is the lessee is as follows:

	For the six months ended June 30,
	2024	2025

Weighted-average remaining lease term	0.84	0.29
Weighted-average discount rate	4.30%	3.94%

Schedule of Future Minimum Payments

As of June 30, 2025, the following is a schedule of future minimum payments under the Group’s operating leases:

For the calendar year ended June 30,	Operating Leases
Remainder of 2025	218
2026	66
2027	10
Total lease payments	294
Less: imputed interest	(4)
Total	$290